Cover	Mar. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2024
Entity File Number	001-11595
Entity Registrant Name	Astec Industries, Inc.
Entity Central Index Key	0000792987
Entity Tax Identification Number	62-0873631
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	1725 Shepherd Road
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421
City Area Code	423
Local Phone Number	899-5898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASTE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false